Lease - Summary of supplemental information related to operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$ 5,058,078	$ 3,422,191
Non-cash right-of-use assets in exchange for new lease obligations: Operating leases	$ 4,058,759	$ 4,281,660
Weighted average remaining lease term: Operating leases	4 years	3 years
Weighted average discount rate: Operating leases	5.50%	5.30%